UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C. 20549

                      FORM 13F

                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Concord Asset Management, LLC
Address: 150 South Wacker Drive, Suite 350, Chicago, IL 60606
Form 13F File Number: 028-10666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Scottsdale, Arizona
May 9, 2005

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 81
Form 13F Information Table Value Total: $338,302 (thousands)

List of Other Included Managers: None

                                TITLE                       FORM 13F INFORMATION TABLE
                                 OF                  VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE  SHARED    NONE
------------------------------ ---------- --------- -------- -------- --- ---- ------- ---------- ------ -------- ------
Abbott Labs                    COM        002824100      106     2280 SH       Sole                  2280
ALCOA Inc                      COM        013817101       11      350 SH       Sole                   350
ARM Holdings Plc               ADR        042068106       66    11000 SH       Sole                 11000
American International Group   COM        026874107     9482   171126 SH       Sole                171126
Amgen                          COM        031162100      351     6028 SH       Sole                  6028
AMSOUTH Bancorporation         COM        032165102        6      244 SH       Sole                   244
Anheuser Busch Inc             COM        035229103      758    16000 SH       Sole                 16000
Automatic Data Processing      COM        053015103        9      200 SH       Sole                   200
Bank America Corp              COM        060505104       11      248 SH       Sole                   248
BP PLC-Sponsored               ADR        055622104      441     7064 SH       Sole                  7064
BP Amoco Amoco                 ADS        039105102        6      100 SH       Sole                   100
Baxter International, Inc.     COM        071813109     9370   275766 SH       Sole                275766
Becton Dickinson & Co.         COM        075887109    13351   228543 SH       Sole                228543
Berkshire Hathaway Class B     COM        084670207    12623     4420 SH       Sole                  4420
Best Buy Inc                   COM        086516101        8      150 SH       Sole                   150
Capital One Finl Corp          COM        14040H105       19      254 SH       Sole                   254
ChevronTexaco Corp             COM        166764100    10661   182840 SH       Sole                182840
Cisco Systems, Inc.            COM        17275R102     7063   394786 SH       Sole                394786
Citigroup Inc                  COM        172967101    10291   233890 SH       Sole                233890
Comcast Corp Cl A              COM        20030N101     8550   253107 SH       Sole                253107
Conagra Inc                    COM        205887102        8      304 SH       Sole                   304
Costco Companies, Inc.         COM        22160K105    10609   240113 SH       Sole                240113
Dana Corp                      COM        235811106       10      790 SH       Sole                   790
Danaher Corporation            COM        235851102    13745   257359 SH       Sole                257359
Diageo Plc                     ADR        25243Q205    10800   189809 SH       Sole                189809
Dover Corp.                    COM        260003108      230     6090 SH       Sole                  6090
Eli Lilly Co Inc               COM        532457108      355     6810 SH       Sole                  6810
EMC Corp                       COM        26B648102        1      100 SH       Sole                   100
Exxon Mobil Corporation        COM        30231G102     1848    31006 SH       Sole                 31006
First Data Corp.               COM        319963104    10612   269968 SH       Sole                269968
Fiserv Inc.                    COM        337738108     9211   231430 SH       Sole                231430
Forest Labs Inc                COM        345838106        2       65 SH       Sole                    65
General Electric               COM        369604103      820    22730 SH       Sole                 22730
Gold Reserve Inc.              COM        38068N108      413   104000 SH       Sole                104000
Grupo Modelo SA                COM        P4833F104      112    38000 SH       Sole                 38000
Guidant Corp.                  COM        401698105      375     5080 SH       Sole                  5080
Health Management Assoc. Inc.  COM        421933102     9894   377930 SH       Sole                377930
Home Depot                     COM        437076102       12      324 SH       Sole                   324
Illinois Tool Works            COM        452308109        0        4 SH       Sole                     4
ITT Industries                 COM        450911102     1252    13878 SH       Sole                 13878
Intel Corp.                    COM        458140100      372    16027 SH       Sole                 16027
International Business Machine COM        459200101      804     8798 SH       Sole                  8798
Intuit, Inc.                   COM        461202103     9664   220775 SH       Sole                220775
Janus Cap Group                COM        47102X105        4      251 SH       Sole                   251
Johnson & Johnson              COM        478160104    14367   213920 SH       Sole                213920
JP Morgan Chase & Co.          COM        46625H100        5      155 SH       Sole                   155
Lee Enterprises                COM        523768109      356     8200 SH       Sole                  8200
Liberty Media Corp-A           COM        530718105    13852  1335800 SH       Sole               1335800
Liz Claiborne                  COM        539320101     9972   248500 SH       Sole                248500
Lowes Corp                     COM        548661107       23      396 SH       Sole                   396
MBNA Corp.                     COM        55262L100     9146   372545 SH       Sole                372545
Markel Corp                    COM        570535104      407     1178 SH       Sole                  1178
Masco                          COM        574599106       15      430 SH       Sole                   430
MBIA Inc.                      COM        55262C100        5      100 SH       Sole                   100
McDonald's Corp.               COM        580135101    11515   369770 SH       Sole                369770
Microsoft Corp.                COM        594918104    10058   416133 SH       Sole                416133
MGIC                           COM        552848103       19      315 SH       Sole                   315
Mohawk Industries              COM        608190104      302     3580 SH       Sole                  3580
Morgan Stanley Dean Witter Inc COM        617446448     9782   170865 SH       Sole                170865
Motorola                       COM        620076109        4      240 SH       Sole                   240
Pepsico                        COM        713448108     8916   168136 SH       Sole                168136
Pfizer                         COM        717081103      391    14897 SH       Sole                 14897
Pitney Bowes                   COM        724479100      259     5740 SH       Sole                  5740
Procter & Gamble               COM        742718109      329     6200 SH       Sole                  6200
Quest Diagnostics              COM        74834I100        7       70 SH       Sole                    70
Royal Caribbean Cruises LTD    COM        V77807703       13      300 SH       Sole                   300
Sara Lee Corp Com              COM        803111103        2       85 SH       Sole                    85
Sungard Data Systems           COM        867363103       10      294 SH       Sole                   294
Taiwan Semiconductor SP        ADR        874039100     6404   755169 SH       Sole                755169
Teco Energy Inc                COM        892375100        4      225 SH       Sole                   225
Time Warner Inc                COM        887317105        6      350 SH       Sole                   350
Target Corp.                   COM        87612E106    14948   298836 SH       Sole                298836
Transocean Sedco Forex Inc     COM        G90078109       15      294 SH       Sole                   294
Viacom Inc Class B             COM        925524308     8190   235136 SH       Sole                235136
US Bancorp                     COM        902973304        7      240 SH       Sole                   240
Wal-Mart Stores                COM        931142103    11268   224869 SH       Sole                224869
Walgreen Co                    COM        931422109    12291   276691 SH       Sole                276691
Waste Management Inc.          COM        94106L109    11252   390007 SH       Sole                390007
Wells Fargo                    COM        949746101    10888   182080 SH       Sole                182080
Willis Group Holdings LTD      COM        G96655108     8936   242362 SH       Sole                242362
3M Company                     COM        88579Y101        2       20 SH       Sole                    20